Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	4/30/2015
Distribution Date:	5/15/2015

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law.  This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance.   We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds
Series	Initial Principal Amount	Exchange Rate	CAD Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL1 - 5 Year Fixed(1)	EUR 1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	Fixed
SERIES CBL2 - 5 Year Fixed(1)	USD 1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL4 - 3 Year Fixed(1)	EUR 1,250,000,000	1.42490	$1,781,125,000	November 2, 2017	0.25%	Fixed
SERIES CBL5 - 3 Year Floating(1)	GBP 250,000,000	1.80600	$451,500,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL5 (Tranche 2) - 3 Year Floating(1)	GBP 300,000,000	1.79130	$537,390,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL6 - 5 Year Floating(1)	AUD 600,000,000	0.97590	$585,540,000	January 21, 2020	3 mth BBSW + 0.65%	Float
SERIES CBL7 - 5 Year Fixed(1)	USD 1,100,000,000	1.24900	$1,373,900,000	April 14, 2020	1.85%	Fixed
Currently Outstanding under the Global Registered Covered Bond Program			$10,019,075,000
Issued prior to CMHC registration under the Global Public Sector Covered Bond Programme(2)			$8,973,825,000

Total Outstanding			$18,992,900,000

OSFI Covered Bond Limit			$33,924,990,662

Series Ratings	Moody's	Fitch	DBRS
CBL1	Aaa	AAA	AAA
CBL2	Aaa	AAA	AAA
CBL3	Aaa	AAA	AAA
CBL4	Aaa	AAA	AAA
CBL5 (Tranche 1 & 2)	Aaa	AAA	AAA
CBL6	Aaa	AAA	AAA
CBL7	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Covered Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch and for the US, The Bank of Nova Scotia-New York Agency

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.
(2) Covered Bonds outstanding under the previously established Global Public Sector Covered Bond Programme do not form a part of the Global Registered Covered Bond Program, nor do they benefit from the registered program framework.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
	Calculation Date:	4/30/2015
	Distribution Date:	5/15/2015

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	Aa2	AA-	AA	A+
Subordinated Debt that does not contain NVCC(2) provisions	A2	A+	AA (low)	A-
Subordinated Debt that contains NVCC(2) provisions	A3	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Negative	Stable	Stable	Negative

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1/Aa3	F1+/AA-	R-1 (high) / AA

Ratings Triggers(3)

If the ratings of the Party falls below the level stipulated below, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (middle) / AA (low)
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (middle) / A (low)
Cash Manager (Scotiabank)	P-1	F2 and BBB+	BBB(low) (long)
Servicer (Scotiabank)	Baa2 (long)	F2	R-1 (middle) / BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Covered Bond Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls bellow the stipulated rating
	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or standby GDA Account) within two Toronto business days.	P-1	F1 / A	R-1 (middle) / AA (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1	F1 / A	R-1 (middle) / BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 / BBB+	N/A
(b) Establishment of the Reserve Fund	P-1	F1 / A	R-1 (middle) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB-	R-1(middle)/BBB(low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)
(b) Covered Bond Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)

Events of Default

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia U.S.$15 billion Global Registered Covered Bond Program.
(2) Non-viability contingent capital (NVCC)
(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.
(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	4/30/2015
Distribution Date:	5/15/2015

Asset Coverage Test (C$) (1)

Outstanding Covered Bonds			$10,019,075,000

A = Lesser of (i) LTV Adjusted Loan Balance and			14,700,878,799.34		A (i)	15,722,865,026.03
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	14,700,878,799.34
B = Principal Receipts up to Calculation Date not otherwise applied			-		Asset Percentage:	93.5%
C = Cash Capital Contributions and advances under Intercompany Loan			-		Maximum Asset Percentage:	95.0%
D = Substitute Assets			-
E = (i)Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance (2)			-
F = Negative Carry Factor Calculation			216,308,313.63
Total: A + B + C + D + E - F			14,484,570,485.71

Asset Coverage Test			PASS

Valuation Calculation (1)

Trading Value of Covered Bond(3)			9,920,046,970

A = lesser of (i) Present Value of outstanding loan balance of			15,837,660,927.63		A (i)	15,837,660,927.63
Performing Eligible Loans(4) and (ii) 80% of Market Value of					A (ii)	28,757,197,794.97
properties securing Performing Eligible Loans
B = Principal Receipts up to Calculation Date not otherwise applied			-
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets
E = (i)Reserve Fund balance and
(ii) Pre-Maturity Liquidity Ledger balance (2)
F = Trading Value of Swap Collateral
Total: A + B + C + D + E + F			15,837,660,927.63

Intercompany Loan Balance

Guarantee Loan			10,715,810,238.43
Demand Loan			5,500,807,205.13
Total			16,216,617,443.56

Portfolio Losses(5)

Period End	Write off Amounts		Loss Percentage (annualized)
April 30, 2015	N/A		N/A

Portfolio Flow of Funds

	30-Apr-15		31-Mar-15
Cash Inflows
Principal Receipts	277,507,717.15		308,448,415.17
Sale of Loans	68,138,622.81		69,076,902.49
Revenue Receipts	41,678,990.57		47,247,123.75
Swap Receipts	-		-
Intercompany Loan Receipts	-		-
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(41,326,234.99)	(6)	(46,916,242.95)	(7)
Purchase of Loans	(11,002,500.39)		-
Intercompany Loan Repayment	(334,643,839.57)	(6)	(377,525,317.66)	(7)
Distribution to Partners	-		(217,698,040.95)
Other Inflows / Outflows(8)	4,911,320.65		(91.32)
Net Inflows/(Outflows)	5,264,076.23		(217,367,251.47)

(1) The indexation methodology used to account for subsequent price developments is based on (i) with respect to mortgaged properties located in the cities of Vancouver, Victoria, Calgary, Edmonton, Winnipeg, Ottawa-Gatineau, Hamilton, Toronto, Montreal, Quebec City and Halifax, data provided by Teranet through the Teranet - National Bank National Composite House Price IndexTM (the "House Price Index"), and (ii) for mortgaged properties located in all other areas of Canada, national residential statistics compiled by the Canadian Real Estate Association ("CREA"). The data derived by the House Price Index is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the House Price Index for the related area. The statistics derived by CREA are the average actual resale prices for residential properties in the related area, as well as overall figures for each province and territory of Canada. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon originiation or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.

(3) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(4) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of April, being 2.7299%.

(5) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 14 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2014 for details on impaired loans and Scotiabank’s residential mortgage portfolio.

(6) This amount is to be paid out on May 19th, 2015.

(7) This amount was paid out on April 17th, 2015.

(8) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

	Scotiabank Global Registered Covered Bond Program Monthly Investor Report
	Calculation Date:	4/30/2015
	Distribution Date:	5/15/2015

Portfolio Summary Statistics

Previous Month Ending Balance	$ 16,042,368,140
Current Month Ending Balance	$ 15,708,148,499
Number of Mortgage Loans in Pool	92,774
Average Loan Size	$ 169,316
Number of Primary Borrowers	82,388
Number of Properties	80,828

Weighted Average Current Indexed LTV of Loans in the Portfolio(1)(3)	52.33%
Weighted Average of Original LTV of Loans in the Portfolio(1)(4)	65.69%
Weighted Average of Authorized LTV of Loans in the Portfolio(2)(4)	80.85%
Weighted Average Seasoning of Loans in the Portfolio	29.61	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	3.05%
Weighted Average Original Term of Loans in the Portfolio	54.64	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	25.03	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	51.82	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution (5)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	92,690	99.91%	15,691,195,230	99.89%
30 to 59 Days Past Due	53	0.06%	12,543,745	0.08%
60 to 89 Days Past Due	31	0.03%	4,409,525	0.03%
90 or More Days Past Due	-	0.00%	-	0.00%
Total	92,774	100.00%	15,708,148,499	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	9,918	10.69%	1,941,215,318	12.36%
British Columbia	11,938	12.87%	2,737,122,983	17.42%
Manitoba	2,326	2.51%	299,138,798	1.90%
New Brunswick	2,267	2.44%	208,148,415	1.33%
Newfoundland	2,156	2.32%	256,656,572	1.63%
Northwest Territories	18	0.02%	2,719,606	0.02%
Nova Scotia	3,481	3.75%	375,972,624	2.39%
Nunavut	-	0.00%	-	0.00%
Ontario	46,702	50.34%	8,030,533,893	51.12%
Prince Edward Island	575	0.62%	55,892,509	0.36%
Quebec	10,655	11.48%	1,347,563,357	8.58%
Saskatchewan	2,503	2.70%	406,910,192	2.59%
Yukon	235	0.25%	46,274,233	0.29%
Total	92,774	100.00%	15,708,148,499	100.00%

Portfolio Credit Bureau Score Distribution

Credit Bureau Score (6)	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	1,477	1.59%	257,657,939	1.64%
599 or less	1,627	1.75%	261,487,184	1.66%
600 - 650	3,038	3.27%	527,126,857	3.36%
651 - 700	6,593	7.11%	1,207,456,478	7.69%
701 - 750	11,594	12.50%	2,107,354,474	13.42%
751 - 800	15,952	17.19%	2,852,887,391	18.16%
801 and Above	52,493	56.58%	8,494,178,177	54.07%
Total	92,774	100.00%	15,708,148,499	100.00%

(1) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Value as most recenly determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).

(5) Refer to footnote (5) on page 3 of this Investor Report.

(6) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.

	Scotiabank Global Registered Covered Bond Program Monthly Investor Report
	Calculation Date:	4/30/2015
	Distribution Date:	5/15/2015

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	73,919	79.68%	12,444,060,783	79.22%
Variable	18,855	20.32%	3,264,087,717	20.78%
Total	92,774	100.00%	15,708,148,499	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	79,992	86.22%	12,755,841,799	81.21%
Non-STEP	12,782	13.78%	2,952,306,701	18.79%
Total	92,774	100.00%	15,708,148,499	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	2,943	3.17%	541,675,466	3.45%
Owner Occupied	89,831	96.83%	15,166,473,034	96.55%
Total	92,774	100.00%	15,708,148,499	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
3.4999 and Below	73,261	78.97%	12,852,316,432	81.82%
3.5000 - 3.9999	14,316	15.43%	2,169,815,675	13.81%
4.0000 - 4.4999	3,736	4.03%	505,094,108	3.22%
4.5000 - 4.9999	906	0.98%	115,850,756	0.74%
5.0000 - 5.4999	370	0.40%	40,443,418	0.26%
5.5000 - 5.9999	91	0.10%	8,928,481	0.06%
6.0000 - 6.4999	83	0.09%	14,512,103	0.09%
6.5000 - 6.9999	8	0.01%	999,632	0.01%
7.0000 - 7.4999	2	0.00%	108,270	0.00%
7.5000 - 7.9999	1	0.00%	79,622	0.00%
8.0000 - 8.4999	-	0.00%	-	0.00%
8.5000 and Above	-	0.00%	-	0.00%
Total	92,774	100.00%	15,708,148,499	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	11,533	12.43%	652,054,443	4.15%
20.01-25.00	4,694	5.06%	468,330,099	2.98%
25.01-30.00	4,989	5.38%	605,933,967	3.86%
30.01-35.00	5,817	6.27%	794,508,218	5.06%
35.01-40.00	5,912	6.37%	913,746,691	5.82%
40.01-45.00	6,307	6.80%	1,042,507,182	6.64%
45.01-50.00	7,262	7.83%	1,350,095,082	8.59%
50.01-55.00	8,591	9.26%	1,733,545,128	11.04%
55.01-60.00	10,645	11.47%	2,277,848,543	14.50%
60.01-65.00	10,849	11.69%	2,461,687,696	15.67%
65.01-70.00	8,190	8.83%	1,812,352,707	11.54%
70.01-75.00	5,038	5.43%	1,019,771,620	6.49%
75.01-80.00	2,558	2.76%	509,742,791	3.25%
80.01 and Above	389	0.42%	66,024,332	0.42%
Total	92,774	100.00%	15,708,148,499	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.

(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) The methodology used in this table aggregates STEP Loans secured by the same property.

	Scotiabank Global Registered Covered Bond Program Monthly Investor Report
	Calculation Date:	4/30/2015
	Distribution Date:	5/15/2015

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	12,591	13.57%	1,750,870,526	11.15%
12.00 - 23.99	31,228	33.66%	5,149,344,938	32.78%
24.00 - 35.99	39,432	42.50%	7,282,459,117	46.36%
36.00 - 41.99	1,586	1.71%	198,352,269	1.26%
42.00 - 47.99	1,305	1.41%	214,326,359	1.36%
48.00 - 53.99	1,443	1.56%	265,477,784	1.69%
54.00 - 59.99	3,337	3.60%	523,789,714	3.33%
60.00 - 65.99	1,035	1.12%	172,347,269	1.10%
66.00 - 71.99	118	0.13%	21,621,500	0.14%
72.00 and Above	699	0.75%	129,559,023	0.82%
Total	92,774	100.00%	15,708,148,499	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	32,966	35.53%	1,842,442,257	11.73%
100,000 - 149,999	17,711	19.09%	2,202,108,231	14.02%
150,000 - 199,999	13,966	15.05%	2,425,392,060	15.44%
200,000 - 249,999	9,714	10.47%	2,172,765,501	13.83%
250,000 - 299,999	6,638	7.16%	1,813,792,576	11.55%
300,000 - 349,999	4,035	4.35%	1,304,769,499	8.31%
350,000 - 399,999	2,611	2.81%	974,060,273	6.20%
400,000 - 449,999	1,533	1.65%	648,531,754	4.13%
450,000 - 499,999	1,101	1.19%	521,046,074	3.32%
500,000 - 549,999	675	0.73%	353,510,988	2.25%
550,000 - 599,999	443	0.48%	253,403,898	1.61%
600,000 - 649,999	302	0.33%	188,767,331	1.20%
650,000 - 699,999	206	0.22%	138,595,110	0.88%
700,000 - 749,999	152	0.16%	109,981,954	0.70%
750,000 - 799,999	128	0.14%	99,116,866	0.63%
800,000 - 849,999	105	0.11%	86,697,334	0.55%
850,000 - 899,999	94	0.10%	81,911,025	0.52%
900,000 - 949,999	63	0.07%	58,285,172	0.37%
950,000 - 999,999	50	0.05%	48,732,608	0.31%
1,000,000 or Greater	281	0.30%	384,237,989	2.45%
Total	92,774	100.00%	15,708,148,499	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	10,093	10.88%	1,516,414,428	9.65%
Single Family	81,335	87.67%	13,950,658,993	88.81%
Multi Family	1,150	1.24%	210,722,556	1.34%
Other	196	0.21%	30,352,521	0.19%
Total	92,774	100.00%	15,708,148,499	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
	Calculation Date:	4/30/2015
	Distribution Date:	5/15/2015

Portfolio Current Indexed LTV and Delinquency Distribution by Province (1)

Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total(4)
Alberta	All	68,064,637	56,086,892	67,059,251	101,371,553	104,379,874	121,745,240	155,469,422	190,625,162	246,499,449	374,580,970	298,600,830	119,755,430	32,372,584	4,604,023	1,941,215,318	12.36%
Alberta	Current and Less Than 30 Days Past Due	67,999,222	56,086,892	66,975,392	101,371,553	104,379,874	121,745,240	155,378,030	190,625,162	246,352,610	374,580,970	298,401,191	119,755,430	32,372,584	4,604,023	1,940,628,172	99.97%
Alberta	30 to 59 Days Past Due	65,415	-	83,860	-	-	-	-	-	146,839	-	-	-	-	-	296,114	0.02%
Alberta	60 to 89 Days Past Due	-	-	-	-	-	-	91,392	-	-	-	199,639	-	-	-	291,031	0.01%
Alberta	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British	All	145,988,837	98,898,224	132,037,218	158,168,032	182,840,877	206,839,379	272,861,357	319,107,934	385,969,138	394,096,737	321,806,771	81,870,732	34,240,251	2,397,497	2,737,122,983	17.42%
Columbia	Current and Less Than 30 Days Past Due	145,951,811	98,898,224	131,773,611	157,870,025	182,840,877	206,008,024	272,861,357	316,969,451	385,888,171	394,096,737	321,302,448	81,870,732	34,240,251	2,397,497	2,732,969,216	99.85%
	30 to 59 Days Past Due	-	-	114,278	184,257	-	748,614	-	2,138,483	-	-	409,647	-	-	-	3,595,279	0.13%
	60 to 89 Days Past Due	37,026	-	149,329	113,749	-	82,742	-	-	80,966	-	94,677	-	-	-	558,488	0.02%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	6,019,833	5,387,068	7,742,313	9,321,749	11,720,980	16,459,151	18,415,707	27,287,471	28,096,236	38,627,775	55,909,567	53,460,228	19,041,172	1,649,548	299,138,798	1.90%
Manitoba	Current and Less Than 30 Days Past Due	6,019,833	5,387,068	7,742,313	9,321,749	11,720,980	16,459,151	18,415,707	27,287,471	28,096,236	38,627,775	55,909,567	53,460,228	19,041,172	1,649,548	299,138,798	100.00%
Manitoba	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New	All	3,780,028	4,225,502	3,434,619	6,402,324	7,880,668	7,539,077	10,082,466	10,907,166	12,634,281	20,464,659	22,522,905	39,721,048	45,379,471	13,174,200	208,148,415	1.33%
Brunswick	Current and Less Than 30 Days Past Due	3,780,028	4,225,502	3,405,405	6,402,324	7,880,668	7,539,077	10,082,466	10,907,166	12,634,281	20,464,659	22,433,055	39,721,048	45,379,471	13,174,200	208,029,351	99.94%
	30 to 59 Days Past Due	-	-	29,214	-	-	-	-	-	-	-	-	-	-	-	29,214	0.01%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	89,850	-	-	-	89,850	0.04%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	7,296,748	4,751,206	5,908,678	7,847,684	6,751,370	13,112,621	14,591,897	25,545,937	24,539,021	35,203,638	40,598,852	50,588,290	19,686,362	234,268	256,656,572	1.63%
Newfoundland	Current and Less Than 30 Days Past Due	7,296,748	4,724,142	5,908,678	7,847,684	6,751,370	13,112,621	14,591,897	25,545,937	24,539,021	35,203,638	40,598,852	50,588,290	19,686,362	234,268	256,629,508	99.99%
Newfoundland	30 to 59 Days Past Due	-	27,064	-	-	-	-	-	-	-	-	-	-	-	-	27,064	0.01%
Newfoundland	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest	All	150,211	82,265	94,023	432,102	304,926	231,590	111,733	-	142,157	184,637	280,307	315,392	390,266	-	2,719,606	0.02%
Territories	Current and Less Than 30 Days Past Due	150,211	82,265	94,023	432,102	304,926	231,590	111,733	-	142,157	184,637	280,307	315,392	390,266	-	2,719,606	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	12,180,191	9,610,476	10,229,734	15,276,316	16,691,701	21,806,868	29,358,448	31,068,686	39,065,323	53,582,058	85,523,959	39,706,467	11,470,886	401,510	375,972,624	2.39%
Nova Scotia	Current and Less Than 30 Days Past Due	12,180,191	9,610,476	10,184,976	15,276,316	16,691,701	21,806,868	29,358,448	31,068,686	39,065,323	53,582,058	85,479,413	39,572,336	11,248,097	401,510	375,526,400	99.88%
Nova Scotia	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	44,545	-	222,789	-	267,334	0.07%
Nova Scotia	60 to 89 Days Past Due	-	-	44,758	-	-	-	-	-	-	-	-	134,131	-	-	178,890	0.05%
Nova Scotia	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	348,091,767	246,630,214	323,760,974	413,764,413	488,353,510	552,248,510	728,400,549	987,465,240	1,369,008,881	1,340,522,453	712,727,959	350,642,481	148,219,713	20,697,230	8,030,533,893	51.12%
Ontario	Current and Less Than 30 Days Past Due	347,921,408	246,199,064	323,760,974	413,349,894	487,833,362	552,076,314	728,033,363	986,410,276	1,367,141,265	1,337,932,554	711,542,529	350,397,674	147,964,571	20,697,230	8,021,260,477	99.88%
Ontario	30 to 59 Days Past Due	-	345,320	-	236,013	331,872	172,196	367,186	252,825	1,867,616	1,349,995	974,111	244,807	255,143	-	6,397,084	0.08%
Ontario	60 to 89 Days Past Due	170,359	85,830	-	178,506	188,276	-	-	802,139	-	1,239,904	211,319	-	-	-	2,876,332	0.04%
Ontario	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward	All	1,483,461	773,842	1,765,360	2,568,510	2,880,675	2,871,354	2,873,184	4,614,828	6,581,872	11,360,675	9,577,430	6,526,693	1,850,644	163,981	55,892,509	0.36%
Island	Current and Less Than 30 Days Past Due	1,483,461	773,842	1,765,360	2,568,510	2,880,675	2,871,354	2,873,184	4,614,828	6,581,872	11,285,710	9,577,430	6,526,693	1,850,644	163,981	55,817,544	99.87%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	74,965	-	-	-	-	74,965	0.13%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	46,583,164	33,544,219	42,525,747	64,254,353	73,491,218	79,701,779	88,743,212	100,525,350	122,588,185	133,393,810	191,379,827	211,392,694	148,365,750	11,074,049	1,347,563,357	8.58%
Quebec	Current and Less Than 30 Days Past Due	46,583,164	33,515,980	42,525,747	64,254,353	73,169,518	79,246,388	88,743,212	100,372,407	122,296,050	133,393,810	191,379,827	210,881,672	147,950,270	11,074,049	1,345,386,447	99.84%
Quebec	30 to 59 Days Past Due	-	-	-	-	321,700	455,391	-	-	292,135	-	-	352,236	415,480	-	1,836,942	0.14%
Quebec	60 to 89 Days Past Due	-	28,239	-	-	-	-	-	152,943	-	-	-	158,787	-	-	339,968	0.03%
Quebec	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	11,534,076	7,680,361	10,438,127	14,094,270	17,110,646	17,035,555	26,287,807	31,975,302	38,441,316	54,378,303	68,722,402	59,906,034	42,711,761	6,594,231	406,910,192	2.59%
Saskatchewan	Current and Less Than 30 Days Past Due	11,534,076	7,662,717	10,438,127	14,094,270	17,110,646	17,035,555	26,287,807	31,975,302	38,441,316	54,378,303	68,645,332	59,906,034	42,711,761	6,594,231	406,815,479	99.98%
Saskatchewan	30 to 59 Days Past Due	-	17,644	-	-	-	-	-	-	-	-	77,070	-	-	-	94,714	0.02%
Saskatchewan	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	881,489	659,832	937,923	1,006,913	1,340,247	2,916,057	2,899,299	4,422,051	4,282,687	5,291,982	4,701,897	5,886,130	6,013,932	5,033,795	46,274,233	0.29%
Yukon	Current and Less Than 30 Days Past Due	881,489	659,832	937,923	1,006,913	1,340,247	2,916,057	2,899,299	4,422,051	4,282,687	5,291,982	4,701,897	5,886,130	6,013,932	5,033,795	46,274,233	100.00%
Yukon	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	652,054,443	468,330,099	605,933,967	794,508,218	913,746,691	1,042,507,182	1,350,095,082	1,733,545,128	2,277,848,543	2,461,687,696	1,812,352,707	1,019,771,620	509,742,791	66,024,332	15,708,148,499	100.00%
	Current and Less Than 30 Days Past Due	651,781,643	467,826,002	605,512,528	793,795,693	912,904,843	1,041,048,240	1,349,636,504	1,730,198,737	2,275,460,987	2,459,022,832	1,810,251,848	1,018,881,659	508,849,380	66,024,332	15,691,195,230	99.89%
	30 to 59 Days Past Due	65,415	390,028	227,352	420,270	653,572	1,376,201	367,186	2,391,308	2,306,590	1,349,995	1,505,373	597,043	893,411	-	12,543,745	0.08%
	60 to 89 Days Past Due	207,385	114,069	194,087	292,254	188,276	82,742	91,392	955,082	80,966	1,314,868	595,485	292,918	-	-	4,409,525	0.03%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (5) on page 3 of this Investor Report.

(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.

(5) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
	Calculation Date:	4/30/2015
	Distribution Date:	5/15/2015

Portfolio Current Indexed LTV Distribution by Credit Bureau Score

Current LTV (%)(1)(2)(3)
Credit Bureau Score (4)	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total
Score Unavailable	8,855,257	4,949,652	10,986,684	17,129,525	13,724,412	19,353,318	20,187,812	31,734,236	40,029,873	40,427,623	23,202,762	18,043,728	8,804,605	228,452	257,657,939	1.64%
<=599	5,321,462	4,627,521	5,232,308	8,780,406	9,177,941	12,472,279	16,705,917	24,095,579	40,453,148	47,855,117	47,270,068	24,732,048	13,523,614	1,239,778	261,487,184	1.66%
600-650	10,259,370	6,574,825	11,203,907	21,759,955	20,905,761	26,111,162	32,866,796	48,861,354	84,591,343	102,008,208	84,375,254	50,097,708	25,480,468	2,030,745	527,126,857	3.36%
651-700	25,778,133	19,001,349	35,364,665	41,793,460	48,181,704	58,301,932	82,774,555	127,927,688	188,691,952	233,202,928	185,815,729	97,823,232	57,175,019	5,624,132	1,207,456,478	7.69%
701-750	59,541,797	46,568,607	56,531,733	84,768,007	96,716,255	115,096,594	158,231,142	231,728,211	343,734,731	364,208,310	287,556,700	161,398,493	88,887,525	12,386,366	2,107,354,474	13.42%
751-800	82,809,895	66,088,575	91,665,630	130,274,251	143,504,236	169,364,954	247,592,382	325,174,199	434,150,133	498,516,764	351,047,308	203,557,702	95,017,441	14,123,922	2,852,887,391	18.16%
>800	459,488,529	320,519,571	394,949,039	490,002,615	581,536,383	641,806,943	791,736,478	944,023,862	1,146,197,362	1,175,468,746	833,084,885	464,118,709	220,854,118	30,390,938	8,494,178,177	54.07%
Total	652,054,443	468,330,099	605,933,967	794,508,218	913,746,691	1,042,507,182	1,350,095,082	1,733,545,128	2,277,848,543	2,461,687,696	1,812,352,707	1,019,771,620	509,742,791	66,024,332	15,708,148,499	100.00%

 (1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) The methodology used in this table aggregates STEP Loans secured by the same property.

(4) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.